JPMORGAN TRUST II

522 Fifth Avenue

New York, NY 10036

January 20, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	JPMorgan Trust II (“Trust”) on behalf of:
JPMorgan Municipal Money Market Fund
(the “Fund”)
File Nos. 811-04236 and 2-95973

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and except as described below, please accept this letter as certification that the Prospectus for E*TRADE shares of the Fund does not differ from that contained in Post-Effective Amendment No. 79 (Amendment No. 80 under the 1940 Act) to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 30, 2005.

Please call the undersigned at (614) 248-7598 with any questions you may have.

Very truly yours,

/s/ Elizabeth A. Davin Elizabeth A. Davin, Esq. Assistant Secretary